INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 303,772,168		$ 362,424,465
Acquisition costs of operating limited partnerships	12,667,316		16,569,094
Cumulative distributions from operating limited partnerships	(2,477,305)		(2,828,871)
Cumulative impairment loss in investments in operating limited partnerships	(161,650,983)		(188,464,989)
Cumulative losses from operating limited partnerships	(152,311,196)		(185,900,981)
Investments in operating limited partnerships per balance sheet	0		1,798,718
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(1,202,653)		(2,042,656)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,413,891)		(3,535,753)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	447,007		755,788
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(72,745,706)		(77,225,748)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	884,505		1,120,407
Cumulative impairment loss in investments in operating limited partnerships	161,650,983		188,464,989
Other	(1,837,057)		(1,748,455)
Equity per operating limited partnerships' combined financial statements	83,783,188	$ 83,783,188	107,587,290	$ 107,587,290
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,510,993		1,510,993
Acquisition costs of operating limited partnerships	215,748		215,748
Cumulative distributions from operating limited partnerships	(7,394)		(7,394)
Cumulative impairment loss in investments in operating limited partnerships	(409,509)		(409,509)
Cumulative losses from operating limited partnerships	(1,309,838)		(1,309,838)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	62,488		62,488
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(988,006)		(878,598)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,576		6,576
Cumulative impairment loss in investments in operating limited partnerships	409,509		409,509
Other	(11,516)		(11,516)
Equity per operating limited partnerships' combined financial statements	(520,949)	(520,949)	(411,541)	(411,541)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	524,510		3,570,455
Acquisition costs of operating limited partnerships	85,843		590,143
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(38,116)		(118,301)
Cumulative losses from operating limited partnerships	(549,796)		(4,019,856)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	15,685		221,074
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(307,183)		(2,591,698)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	38,116		118,301
Other	(42,053)		(171,733)
Equity per operating limited partnerships' combined financial statements	(295,435)	(295,435)	(2,424,056)	(2,424,056)
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	755,045		3,263,490
Acquisition costs of operating limited partnerships	78,016		400,455
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(325,787)		(1,289,080)
Cumulative losses from operating limited partnerships	(507,274)		(2,374,865)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		(384,587)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)		(157,772)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927		15,621
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(866,909)		(1,689,653)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	325,787		1,289,080
Other	1,125		(85,707)
Equity per operating limited partnerships' combined financial statements	(571,079)	(571,079)	(1,013,018)	(1,013,018)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,968,423		8,266,057
Acquisition costs of operating limited partnerships	727,246		1,233,111
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(4,061,633)		(5,298,843)
Cumulative losses from operating limited partnerships	(1,634,036)		(4,200,325)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(11,581)		(11,581)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,292		10,974
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,241,388)		(1,281,140)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	4,061,633		5,298,843
Other	(133,388)		(117,555)
Equity per operating limited partnerships' combined financial statements	2,654,872	2,654,872	3,871,845	3,871,845
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,879,744		2,879,744
Acquisition costs of operating limited partnerships	310,375		310,375
Cumulative distributions from operating limited partnerships	(34,932)		(34,932)
Cumulative impairment loss in investments in operating limited partnerships	(1,151,381)		(1,151,381)
Cumulative losses from operating limited partnerships	(2,003,806)		(2,003,806)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	841		841
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,084,698)		(1,941,970)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		6,688
Cumulative impairment loss in investments in operating limited partnerships	1,151,381		1,151,381
Other	115,558		122,471
Equity per operating limited partnerships' combined financial statements	(931,936)	(931,936)	(782,295)	(782,295)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,438,868		1,438,868
Acquisition costs of operating limited partnerships	167,460		167,460
Cumulative distributions from operating limited partnerships	(57,503)		(57,503)
Cumulative impairment loss in investments in operating limited partnerships	(1,359,466)		(1,345,945)
Cumulative losses from operating limited partnerships	(189,359)		(202,880)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		31,239
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(343,851)		(273,564)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,359,466		1,345,945
Other	(67,544)		(56,736)
Equity per operating limited partnerships' combined financial statements	979,310	979,310	1,046,884	1,046,884
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,527,557		6,172,370
Acquisition costs of operating limited partnerships	824,628		923,135
Cumulative distributions from operating limited partnerships	(40,236)		(45,647)
Cumulative impairment loss in investments in operating limited partnerships	(1,822,975)		(1,883,225)
Cumulative losses from operating limited partnerships	(4,488,974)		(5,166,633)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(51,000)		(51,000)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(59,837)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	45,732		57,289
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,331,079)		(4,399,020)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	171,816		171,816
Cumulative impairment loss in investments in operating limited partnerships	1,822,975		1,883,225
Other	(115,347)		(99,200)
Equity per operating limited partnerships' combined financial statements	(2,516,740)	(2,516,740)	(2,496,727)	(2,496,727)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,111,853		8,111,853
Acquisition costs of operating limited partnerships	1,143,307		1,143,307
Cumulative distributions from operating limited partnerships	(14,167)		(14,167)
Cumulative impairment loss in investments in operating limited partnerships	(4,036,605)		(4,004,265)
Cumulative losses from operating limited partnerships	(5,204,388)		(5,236,728)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(39,446)		(39,446)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(449,204)		(449,204)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	195,417		195,417
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,587,855)		(1,526,506)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,036,605		4,004,265
Other	(291,605)		(278,072)
Equity per operating limited partnerships' combined financial statements	1,863,912	1,863,912	1,906,454	1,906,454
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,944,962		10,960,734
Acquisition costs of operating limited partnerships	850,335		1,582,064
Cumulative distributions from operating limited partnerships	(110,655)		(175,027)
Cumulative impairment loss in investments in operating limited partnerships	(2,158,606)		(4,790,458)
Cumulative losses from operating limited partnerships	(4,526,036)		(7,577,313)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(12,030)		(78,528)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)		(65,288)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990		64,727
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,842,764)		(3,269,083)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,158,606		4,790,458
Other	(90,515)		(151,455)
Equity per operating limited partnerships' combined financial statements	(814,902)	(814,902)	1,290,831	1,290,831
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,231,659		12,349,386
Acquisition costs of operating limited partnerships	1,333,588		1,809,414
Cumulative distributions from operating limited partnerships	(14,324)		(14,324)
Cumulative impairment loss in investments in operating limited partnerships	(5,444,545)		(5,661,234)
Cumulative losses from operating limited partnerships	(5,106,378)		(8,483,242)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,951,824)		(4,695,617)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	5,444,545		5,661,234
Other	(30,530)		(25,793)
Equity per operating limited partnerships' combined financial statements	1,912,639	1,912,639	390,272	390,272
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,493,284		9,309,581
Acquisition costs of operating limited partnerships	667,262		858,753
Cumulative distributions from operating limited partnerships	(29,318)		(29,880)
Cumulative impairment loss in investments in operating limited partnerships	(2,194,151)		(4,610,342)
Cumulative losses from operating limited partnerships	(3,937,077)		(5,528,112)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(112,197)		(112,197)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,907,676)		(2,524,000)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,092		1,092
Cumulative impairment loss in investments in operating limited partnerships	2,194,151		4,610,342
Other	(18,522)		(11,648)
Equity per operating limited partnerships' combined financial statements	(78,853)	(78,853)	1,727,888	1,727,888
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	11,532,547		13,801,443
Acquisition costs of operating limited partnerships	1,632,942		1,979,717
Cumulative distributions from operating limited partnerships	(31,404)		(31,404)
Cumulative impairment loss in investments in operating limited partnerships	(6,454,920)		(9,196,909)
Cumulative losses from operating limited partnerships	(6,679,165)		(6,552,847)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(47,462)		(47,462)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859		56,581
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,016,452)		(3,913,882)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501		8,501
Cumulative impairment loss in investments in operating limited partnerships	6,454,920		9,196,909
Other	(36,552)		(38,300)
Equity per operating limited partnerships' combined financial statements	2,292,214	2,292,214	5,184,747	5,184,747
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,949,966		25,861,866
Acquisition costs of operating limited partnerships	2,929,785		3,319,960
Cumulative distributions from operating limited partnerships	(101,208)		(101,211)
Cumulative impairment loss in investments in operating limited partnerships	(13,361,331)		(13,359,327)
Cumulative losses from operating limited partnerships	(12,417,212)		(15,721,288)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(172,318)		(172,318)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,284,335)		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,963,274)		(7,152,320)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	38,357		38,357
Cumulative impairment loss in investments in operating limited partnerships	13,361,331		13,359,327
Other	284,785		306,885
Equity per operating limited partnerships' combined financial statements	7,264,546	7,264,546	5,095,596	5,095,596
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,367,365		12,019,485
Acquisition costs of operating limited partnerships	950,957		950,957
Cumulative distributions from operating limited partnerships	(3,170)		(30,285)
Cumulative impairment loss in investments in operating limited partnerships	(6,467,715)		(7,924,274)
Cumulative losses from operating limited partnerships	(2,847,437)		(5,015,883)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,578,487)		(2,003,965)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	6,467,715		7,924,274
Other	(13,716)		(28,967)
Equity per operating limited partnerships' combined financial statements	4,538,535	4,538,535	5,554,365	5,554,365
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	11,227,571		14,233,556
Acquisition costs of operating limited partnerships	749,824		1,084,495
Cumulative distributions from operating limited partnerships	(20,308)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(6,843,156)		(8,069,371)
Cumulative losses from operating limited partnerships	(5,113,931)		(7,228,372)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(6,069)		(38,698)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,642,674)		(2,231,532)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	6,843,156		8,069,371
Other	(194,626)		(187,689)
Equity per operating limited partnerships' combined financial statements	4,711,237	4,711,237	5,322,902	5,322,902
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,781,284		18,025,083
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(5,084)		(30,252)
Cumulative impairment loss in investments in operating limited partnerships	(5,230,309)		(9,244,266)
Cumulative losses from operating limited partnerships	(5,545,891)		(8,750,565)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,423,568)		(3,920,392)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,017		78,017
Cumulative impairment loss in investments in operating limited partnerships	5,230,309		9,244,266
Other	(24,491)		3,660
Equity per operating limited partnerships' combined financial statements	1,860,267	1,860,267	5,405,551	5,405,551
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,307,640		13,848,638
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(100,055)		(116,200)
Cumulative impairment loss in investments in operating limited partnerships	(6,862,772)		(7,264,883)
Cumulative losses from operating limited partnerships	(5,344,813)		(6,467,555)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		(14,791)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,019,997)		(2,224,599)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,370		1,370
Cumulative impairment loss in investments in operating limited partnerships	6,862,772		7,264,883
Other	(126,915)		(123,183)
Equity per operating limited partnerships' combined financial statements	4,717,230	4,717,230	4,903,680	4,903,680
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,058,621		16,191,586
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(202,524)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(7,809,397)		(7,792,558)
Cumulative losses from operating limited partnerships	(8,046,700)		(8,196,504)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,434,593)		(6,493,889)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911		289,911
Cumulative impairment loss in investments in operating limited partnerships	7,809,397		7,792,558
Other	(109,071)		(99,062)
Equity per operating limited partnerships' combined financial statements	400,279	400,279	1,334,153	1,334,153
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,940,834		18,852,167
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(515,435)		(531,129)
Cumulative impairment loss in investments in operating limited partnerships	(10,253,381)		(10,557,104)
Cumulative losses from operating limited partnerships	(7,172,018)		(7,763,934)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,229,837)		(4,030,703)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	59,461		59,461
Cumulative impairment loss in investments in operating limited partnerships	10,253,381		10,557,104
Other	(209,729)		(381,673)
Equity per operating limited partnerships' combined financial statements	5,873,276	5,873,276	6,204,189	6,204,189
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,069,655		15,245,900
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(224,758)		(224,758)
Cumulative impairment loss in investments in operating limited partnerships	(4,561,508)		(7,444,160)
Cumulative losses from operating limited partnerships	(5,283,389)		(7,576,982)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,894,615)		(4,373,718)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	74,689		279,219
Cumulative impairment loss in investments in operating limited partnerships	4,561,508		7,444,160
Other	(106,547)		(96,276)
Equity per operating limited partnerships' combined financial statements	635,035	635,035	3,253,385	3,253,385
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,293,231		19,336,992
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(25,813)		(53,094)
Cumulative impairment loss in investments in operating limited partnerships	(9,078,021)		(10,641,244)
Cumulative losses from operating limited partnerships	(7,189,397)		(8,642,654)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(16,841)		(25,172)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,222,136)		(2,158,206)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	47,439		78,811
Cumulative impairment loss in investments in operating limited partnerships	9,078,021		10,641,244
Other	(111,940)		(180,236)
Equity per operating limited partnerships' combined financial statements	6,774,543	6,774,543	8,356,441	8,356,441
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,713,252		17,319,216
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(50,099)		(58,012)
Cumulative impairment loss in investments in operating limited partnerships	(6,847,483)		(7,024,673)
Cumulative losses from operating limited partnerships	(9,815,670)		(10,236,531)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,234,895)		(2,647,711)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,049		1,049
Cumulative impairment loss in investments in operating limited partnerships	6,847,483		7,024,673
Other	(294,216)		(270,738)
Equity per operating limited partnerships' combined financial statements	3,285,614	3,285,614	4,073,466	4,073,466
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,067,004		19,462,135
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(20,956)		(111,750)
Cumulative impairment loss in investments in operating limited partnerships	(7,195,970)		(10,714,201)
Cumulative losses from operating limited partnerships	(8,850,078)		(8,636,184)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(76,678)		(409,845)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,747,535)		(2,985,744)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	7,195,970		10,714,201
Other	(17,777)		141,234
Equity per operating limited partnerships' combined financial statements	3,373,992	3,373,992	7,479,858	7,479,858
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	23,300,481		26,617,048
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(271,984)		(353,944)
Cumulative impairment loss in investments in operating limited partnerships	(10,917,292)		(13,508,694)
Cumulative losses from operating limited partnerships	(12,111,205)		(12,754,410)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(121,319)		(121,319)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,960,406)		(3,046,309)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	10,917,292		13,508,694
Other	(21,080)		179,574
Equity per operating limited partnerships' combined financial statements	6,814,487	6,814,487	10,520,640	10,520,640
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,745,838		15,745,838
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,763)		(49,763)
Cumulative impairment loss in investments in operating limited partnerships	(6,523,727)		(6,482,162)
Cumulative losses from operating limited partnerships	(9,172,348)		(9,213,913)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,381,035)		(3,768,065)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	6,523,727		6,482,162
Other	(64,791)		(46,681)
Equity per operating limited partnerships' combined financial statements	2,077,901	2,077,901	2,667,416	2,667,416
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,706,915		25,706,915
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(320,692)		(313,429)
Cumulative impairment loss in investments in operating limited partnerships	(16,411,048)		(15,650,905)
Cumulative losses from operating limited partnerships	(8,975,175)		(8,904,476)
Investments in operating limited partnerships per balance sheet	0		838,105
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,542,238)		(868,202)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		23,309
Cumulative impairment loss in investments in operating limited partnerships	16,411,048		15,650,905
Other	(103,424)		(58,263)
Equity per operating limited partnerships' combined financial statements	14,658,970	14,658,970	15,456,129	15,456,129
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,323,066		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(203,082)		(199,493)
Cumulative impairment loss in investments in operating limited partnerships	(13,830,179)		(13,027,675)
Cumulative losses from operating limited partnerships	(8,289,805)		(8,135,285)
Investments in operating limited partnerships per balance sheet	0		960,613
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 and 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 and 2014 (see note A).	(7,189)		(7,189)
The Fund has recorded acquisition costs at March 31, 2016 and 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,000,731)		(335,662)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	13,830,179		13,027,675
Other	(2,630)		18,204
Equity per operating limited partnerships' combined financial statements	$ 12,824,223	$ 12,824,223	$ 13,668,235	$ 13,668,235